CONVERTIBLE PROMISSORY NOTES (Details Narrative) (USD $)	9 Months Ended		13 Months Ended			0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012 Convertible Promissory Notes	Dec. 31, 2011 Convertible Promissory Notes	Mar. 30, 2012 Convertible Promissory Notes Frost Gamma Investments Trust	Oct. 31, 2011 Convertible Promissory Notes Frost Gamma Investments Trust	Sep. 14, 2011 Convertible Promissory Notes Frost Gamma Investments Trust
Debt					$ 1,015,604			$ 1,715,604
Interest Rate								9.00%
Conversion Price								$ 0.50
Waiver agreement prepayment							700,000
Series D Preferred Stock stated value						$ 1.00
Notes converted to shares, value						1,015,604
Accrued Interest converted to shares, value						9,140
Notes converted to shares, Series D Preferred Stock Issued						1,024,744
Additional Series D Preferred Stock Issued						212,017
Extinguishment of Debt, realized due to conversion price reduction						483,094
Gain Loss on Extinguishment of Debt						333,168
Preferred stock deemed dividend	1,616,777	3,248,396	4,901,173			121,152
Less: debt discount					(897,117)
Accrued Interest				$ 0	$ 7,882